Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

March 6, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Separate Account E
File No. 811-04001

Ladies and Gentlemen:

The Annual Reports dated December 31, 2025, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports transmitted to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain series of American Funds Insurance Series® is incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Periodic Report for certain series of BlackRock Variable Series Funds, Inc. portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290;

The Periodic Report for certain portfolios of Brighthouse Funds Trust I is incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Periodic Report for certain series of Calvert Variable Series, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000708950, File No. 811-03591;

The Periodic Report for certain portfolios of Delaware is VIP® Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund V is incorporated by reference as filed on Form N-CSR, CIK No. 000823535, File No. 811-05361;

The Periodic Report for certain series of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

The Periodic Report for certain series of Janus Aspen Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736;

The Periodic Report for certain portfolios of Legg Mason Partners Variable Equity Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128; and

The Periodic Report for certain portfolios of PIMCO Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company